STOCKHOLDERS' EQUITY (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 11 – STOCKHOLDERS’ EQUITY
Preferred Stock
Series B, A and Seed preferred stock do not have a dividend preference and any dividends declared shall be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held if all shares of preferred stock were converted to common stock. Series B, A and Seed preferred stockholders (“Preferred Stockholders”) have the right to vote on certain corporate matters on an as converted basis with the holders of common stock as a single class. The Preferred Stockholders can convert all or any portion of such shares into an aggregate number of shares of common stock, as defined in the agreement and is automatically converted into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of majority of preferred stockholders. The conversation rate of all preferred stock is at a one to one ratio to common stock. No dividends have been declared on the preferred stock as of March 31, 2022. Preferred stockholders have a preference in the event of liquidation in the following sequence, Series B then Series A and then Seed, with preferences being $11.5 million, $5.0 million and $2.4 million, respectively.
During the three months ended March 31, 2022, the company issued $7.0 million in aggregate principal of Convertible Notes. If the SPAC Merger has not occurred on or prior to the Maturity Date, then, subject to Section 3 (c) of the Convertible Notes agreement, the outstanding principal balance and any unpaid accrued interest of the Convertible Notes shall automatically convert, without any further action by the Holder, into a number of fully paid and non-assessable shares of Series B Preferred Stock of the Company at $2.508067 per share, with such shares of Series B Preferred Stock to be issued pursuant to the Company’s Amended and Restated Certificate of Incorporation and otherwise on the same terms and conditions as given to the investors in the Series B Stock Purchase Agreement dated as of August 7, 2020, as amended. See Note 5, “15% Convertible Promissory Notes.”
Subsequent Events
With the completion of the business combination, the Series A, B and Seed preferred stock were converted to common stock. The conversation rate of all preferred stock is at a one to one ratio to common stock resulting in common stocks of 5,088,944, 4,584,202 and 6,911,715, respectively, See Note 16. “Subsequent Events”.
Business Combination
During the three months ended March 31, 2021, the Company issued 180,972 shares of its Company’s common stock at $0.75 per shares totaling $136,000, to satisfy the purchase of Beaches Development Group LTD. Two of the sellers signed employment contracts with Beaches Development Group LTD, the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2, as a result, the shares are treated as postcombination expense and are restricted. Approximately $17,800 remained unamortized at March 31, 2022.
Shares of Common Stock under Equity Incentive Plan
The Company has reserved an aggregate of 7,195,584 shares of common stock under its Equity Incentive Plan, pursuant to which, as of March 31, 2022, 7,047,016 shares of stock options had been granted to employees, with 4,814,604 fully vested and outstanding, 227,704 shares of stock options has been exercised to date, 1,934,708 shares of stock options are subject to vesting. There were 148,568 shares of stock options remaining for future issuance under the Equity Incentive Plan as of March 31, 2022.
During the three months ended March 31, 2022 and 2021, 34,791 and 159,477 in stock options were exercised with total proceed of approximately $6,000 and $38,000, respectively.

NOTE 10 – STOCKHOLDERS’ EQUITY
Preferred Stock
Series B, A and Seed preferred stock do not have a dividend preference and any dividends declared shall be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held if all shares of preferred stock were converted to common stock. Series B, A and Seed preferred stockholders (“Preferred Stockholders”) have the right to vote on certain corporate matters on an as converted basis with the holders of common stock as a single class. The Preferred Stockholders can convert all or any portion of such shares into an aggregate number of shares of common stock, as defined in the agreement and is automatically converted into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of the outstanding shares of Preferred Stock (voting as a single class on as as-converted basis). The conversation rate of all preferred stock is at a one to one ratio to common stock. No dividends have been declared on the preferred stock as of December 31, 2021. Preferred stockholders have a preference in the event of liquidation in the following sequence, Series B then Series A and then Seed, with preferences being $11.5 million, $5.0 million and $2.4 million, respectively.
In August 2020, the Company entered into a Series B Preferred Stock Purchase Agreement (“Series B Agreement”) with various investors. The Series B Agreement provides for the sale and issuance of 4,584,202 shares of Series B preferred stock at a purchase price of $2.51 per share, for a total of $11.5 million.
Common Stock
During the year ended December 31, 2021, the Company issued 180,972 shares of its Company’s common stock at $0.75 per shares totaling $136,000, to satisfy the purchase of Beaches Development Group LTD. Two of the sellers signed employment contracts with Beaches Development Group LTD, the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2, as a result, the shares are treated as postcombination expense and are restricted. Approximately $21,000 remained unamortized at December 31, 2021.During the year ended December 31, 2020, the Company repurchased Common shares of 1,446,986 at a price of $2.59 per shares totaling $3.3 million, the shares were then cancelled. There are no treasury shares held as of December 31, 2021 and 2020, respectively.
Shares of Common Stock under Equity Incentive Plan
The Company has reserved an aggregate of 7,195,584 shares of common stock under its Equity Incentive Plan, pursuant to which, as of December 31, 2021, 7,065,350 stock options had been granted to employees, with 4,628,311 fully vested and outstanding, 192,913 stock options has been exercised to date, 2,174,126 stock options are subject to vesting. There were 130,234 stock options remaining for future issuance under the Equity Incentive Plan as of December 31, 2021.During the years ended December 31, 2021 and 2020, approximately 159,477 and 33,436 in stock options were exercised with total proceed of approximately $38,000 and $12,000, respectively.